INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
INVENTORIES, NET
INVENTORIES, NET

NOTE 3:                                             INVENTORIES, NET

Inventories, net consisted of the following:

	December 31, 2011	January 1, 2011
In thousands
Raw materials and work in process	$230	$2,434
Finished goods	193,113	287,005
Total(a)	$193,343	$289,439

(a)

The decrease in the balance compared to January 1, 2011, primarily reflected the sale of an 81.25% interest in the global MEXX business (see Note 1 — Basis of Presentation and Significant Accounting Policies).